PARENT-ONLY FINANCIALS - Underwritten Public Offering and Exercise of the Over-Allotment Option (Details) - USD ($)							9 Months Ended		12 Months Ended
	Nov. 07, 2021	Aug. 13, 2020	Aug. 06, 2020	Aug. 04, 2020	Apr. 21, 2019	Apr. 20, 2019	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Nov. 10, 2021	Jul. 21, 2019
Class of Warrant or Right [Line Items]
Issuance of common stock and warrants in a registered direct offering, net of issuance costs					178,136	1,781,360
Net proceeds from issuance of common stock and warrants in a registered direct public offering							$ 0	$ 5,771,053	$ 5,771,053	$ 5,743,905
Price per share												$ 33.8
Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Price per share												$ 3.38
Offering
Class of Warrant or Right [Line Items]
Issuance of common stock and warrants in a registered direct offering, net of issuance costs				1,200,000
Net proceeds from issuance of common stock and warrants in a registered direct public offering			$ 5,300,000
Offering | Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Issuance of common stock and warrants in a registered direct offering, net of issuance costs				12,000,000
Over-Allotment option
Class of Warrant or Right [Line Items]
Issuance of common stock and warrants in a registered direct offering, net of issuance costs		180,000		180,000
Net proceeds from issuance of common stock and warrants in a registered direct public offering		$ 800,000
Price per share		$ 5.0
Over-Allotment option | Securities sold except to Excluded Investors
Class of Warrant or Right [Line Items]
Underwriting discount (as a percent)				7.00%
Over-Allotment option | If securities are sold to Excluded Investors
Class of Warrant or Right [Line Items]
Underwriting discount (as a percent)				6.00%
Over-Allotment option | Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Issuance of common stock and warrants in a registered direct offering, net of issuance costs		1,800,000		1,800,000
Price per share		$ 0.50
Private Placement [Member]
Class of Warrant or Right [Line Items]
Issuance of common stock and warrants in a registered direct offering, net of issuance costs	55,148
Warrants expected to be issued		56,800
Warrants and Rights Outstanding, Term		5 years									5 years
Exercise price of warrants (as a percent)				125.00%
Private Placement [Member] | Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Issuance of common stock and warrants in a registered direct offering, net of issuance costs	551,471
Warrants expected to be issued		568,000